American High-Income Trust® Prospectus Supplement June 1, 2016 (for prospectus dated December 1, 2015, as supplemented to date)

1.       The information under the heading “Portfolio managers” in the “Management” section of the summary portion of the prospectus is amended in its entirety to read as follows:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
David C. Barclay President	26 years	Partner – Capital Fixed Income Investors
David A. Daigle Senior Vice President	12 years	Partner – Capital Fixed Income Investors
Thomas H. Chow	1 year	Vice President – Capital Fixed Income Investors
Tara L. Torrens	1 year	Partner – Capital Fixed Income Investors

2.       The table under the heading “The Capital SystemSM” in the “Management and organization” section of the prospectus is amended in its entirety to read as follows:

Portfolio manager	Investment experience	Experience in this fund	Role in management of the fund
David C. Barclay	Investment professional for 34 years in total; 28 years with Capital Research and Management Company or affiliate	26 years	Serves as a fixed-income portfolio manager
David A. Daigle	Investment professional for 21 years, all with Capital Research and Management Company or affiliate	12 years (plus 9 years of prior experience as an investment analyst for the fund)	Serves as a fixed-income portfolio manager
Thomas H. Chow	Investment professional for 27 years in total; 1 year with Capital Research and Management Company or affiliate	1 year	Serves as a fixed-income portfolio manager
Tara L. Torrens	Investment professional for 13 years, all with Capital Research and Management Company or affiliate	1 year (plus 11 years of prior experience as an investment analyst for the fund)	Serves as a fixed-income portfolio manager

Keep this supplement with your prospectus.

Lit. No. MFGEBS-185-0616P Printed in USA CGD/AFD/10039-S56044

THE FUND MAKES AVAILABLE A SPANISH TRANSLATION OF THE ABOVE PROSPECTUS SUPPLEMENT IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE PROSPECTUS SUPPLEMENT ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/ STEVEN I. KOSZALKA
STEVEN I. KOSZALKA
SECRETARY

American High-Income Trust® Statement of Additional Information Supplement June 1, 2016 (for statement of additional information dated December 1, 2015, as supplemented to date)

1.       The language under the heading “Investing outside the U.S.” in the “Certain investment limitations and guidelines” section of the statement of additional information is amended in its entirety to read as follows:

Investing outside the U.S.

•	In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

2.       The table under the heading “Portfolio manager fund holdings and other managed accounts” in the “Management of the fund” section of the statement of additional information is amended in its entirety to read as follows. Footnotes in the statement of information remain unchanged.

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[3]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[4]
David C. Barclay	Over $1,000,000	3	$102.1	None		None
David A. Daigle	Over $1,000,000	7	$152.8	2	$1.33	2	$0.36
Thomas H. Chow	$100,001 – $500,000	None		None		None
Tara L. Torrens	$500,001 – $1,000,000	None		None		None

3.       The following is added to the “General information” section of the statement of additional information:

Credit facility — The fund, together with other U.S. registered investment funds managed by Capital Research and Management Company, has entered into a committed line of credit facility pursuant to which the funds may borrow up to $500 million as a source of temporary liquidity on a first-come, first-served basis. Under the credit facility, loans are generally unsecured; however, a borrowing fund must collateralize any borrowings under the facility on an equivalent basis if it has certain other collateralized borrowings.

Keep this supplement with your statement of additional information.

Lit. No. MFGEBS-183-0616O CGD/10149-S56031